Jan. 28, 2016
UBS RMA TAX FREE FUND INC | UBS RMA TAX FREE FUND INC
UBS RMA TAX FREE FUND INC

Money Market Funds

Prospectus and SAI Supplement

UBS RMA

Tax-Free Fund

Supplement to the Prospectus and Statement of Additional Information ("SAI") dated August 28, 2015

January 28, 2016

Dear Investor:

The purpose of this supplement is to update the Prospectus and SAI in response to amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended, the primary rule governing money market funds, including UBS RMA Money Market Portfolio, UBS RMA U.S. Government Portfolio, UBS RMA Tax-Free Fund, UBS RMA California Municipal Money Fund and UBS RMA New York Municipal Money Fund (the "Funds"). These regulatory changes, which have a tiered compliance period that extends until October 2016, impact key aspects of how money market funds are structured and operate.

Later this year, but before the October 2016 compliance deadline, the Funds may no longer be offered as sweep funds as part of certain distributor platforms. As a result, the Funds' shareholders would be transitioned to an alternative money market sweep fund. Shareholders will receive additional information at a future time in advance of these changes.

In addition, effective October 30, 2015, the Funds' investment advisor and distributor were renamed UBS Asset Management (Americas) Inc. and UBS Asset Management (US) Inc., respectively. All references to "UBS Global Asset Management (Americas) Inc." in the Funds' Prospectus and SAI are hereby replaced with "UBS Asset Management (Americas) Inc." Similarly, all references to "UBS Global Asset Management (US) Inc." in the Funds' Prospectus and SAI are hereby replaced with "UBS Asset Management (US) Inc."

PLEASE RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.